Annual Total Returns - Fidelity® Growth & Income Portfolio [BarChart] - 07.31 Fidelity Growth & Income Portfolio Retail PRO-05 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	14.57%
Annual Return 2011	1.39%
Annual Return 2012	19.10%
Annual Return 2013	33.40%
Annual Return 2014	10.38%
Annual Return 2015	(2.28%)
Annual Return 2016	16.06%
Annual Return 2017	16.88%
Annual Return 2018	(8.91%)
Annual Return 2019	30.21%